FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) -Narrative [Line Items]
Financial assets at fair value through profit or loss	£ 1,674	£ 2,284
The Group | 1 year or over original maturity
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) -Narrative [Line Items]
Financial assets at fair value through profit or loss	1,099	1,943
The Bank
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) -Narrative [Line Items]
Financial assets at fair value through profit or loss	1,724	703
The Bank | 1 year or over original maturity
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) -Narrative [Line Items]
Financial assets at fair value through profit or loss	£ 1,600	£ 665